Subsequent event	6 Months Ended
Mar. 31, 2019
Subsequent event
Subsequent event

Note 16 — Subsequent event

These unaudited condensed consolidated financial statements were approved by management and available for issuance on November 25, 2019. The Company evaluated subsequent events through the date these unaudited condensed consolidated financial statements were issued.